Subsequent events	12 Months Ended
Jun. 30, 2026
Subsequent events
Subsequent events

37. Subsequent events

Additional Series LIII Notes – CRESUD

On August 31, 2026, the Company issued Additional Series LIII Notes in the local market for a principal amount of USD 40.4 million, bearing a fixed interest rate of 6.25%. The issuance price was 102.88% of par value. Interest is payable semi-annually in arrears, with the first interest payment due on January 30, 2027.

The principal will be repaid in a single installment on the maturity date, April 30, 2030. The total principal amount outstanding of the Series LIII Notes, including the original issuance completed on April 30, 2026, amounts to USD 63.4 million.

Redemption of Series XLIV Notes – CRESUD

On July 8, 2026, the Company announced its decision to exercise the early redemption option for all outstanding Series XLIV Notes due January 17, 2027, with an aggregate principal amount of USD 39.8 million.

The redemption was completed on July 17, 2026, in accordance with the terms and conditions set forth in the Prospectus Supplement for the Series XLIV Notes dated January 5, 2024. The redemption price was 101% of the principal amount of each outstanding Series XLIV Notes, plus accrued and unpaid interest up to the redemption date.

Redemption of Series XLIX Notes - CRESUD

On August 28, 2026, the Company announced its decision to exercise the early redemption option for all outstanding Series XLIX Notes due September 2, 2027, with an aggregate principal amount of USD 31.3 million.

The redemption was completed on September 4, 2026, in accordance with the terms and conditions set forth in the Prospectus Supplement for the Series XLIX Notes dated August 22, 2025. The redemption price was 100% of the principal amount of each outstanding Series XLIX Notes, plus accrued and unpaid interest up to the redemption date.

Barter Agreement - “Ramblas del Plata” Lot - IRSA

On July 30, 2026, IRSA signed a barter agreement for a lot with a surface area of 2,360 square meters and a total estimated sellable area of 4,500 square meter, belonging to Stage 1 (extended) of the “Ramblas del Plata” project. The transaction amounts to approximately USD 4 million, which will be paid to IRSA through a cash advance and functional units in the development to be built on the lot.

On August 31, 2026, IRSA entered into another exchange agreement for a plot of land with an area of 2,095 sqm and an estimated total saleable area of 7,483 sqm, located within Phase 1 Extended of the “Ramblas del Plata” project. The transaction amounts to approximately USD 6.7 million and will be settled through a cash advance and functional units in the development to be built on the lot.

Acquisition of Real Estate Properties - IRSA

During the fiscal year and subsequent to year-end, IRSA made advance payments for the acquisition of real estate properties totaling USD 12.6 million. These acquisitions are expected to be completed during fiscal year 2027.

General Ordinary and Extraordinary Shareholders’ Meeting - CRESUD

On September 17, 2026, the Company informed that its Board of Directors has resolved to call a General Ordinary and Extraordinary Shareholders’ Meeting to be held on October 22, 2026, to address, among other topics, the following:

-     Consideration of the financial result for the fiscal year ended June 30, 2026, amounting a profit of ARS 244,516 million. Consideration of the distribution of dividends payable in cash and/or in kind for up to ARS 116,000 million.

General Ordinary and Extraordinary Shareholders’ Meeting - IRSA

On September 17, 2026, IRSA informed that its Board of Directors has resolved to call a General Ordinary and Extraordinary Shareholders’ Meeting to be held on October 22, 2026, to address, among other topics, the following:

-     Consideration of the financial result for the fiscal year ended June 30, 2026, amounting a profit of ARS 394,081 million. Consideration of the distribution of dividends payable in cash and/or in kind for up to ARS 211,000 million.

-     Consideration of the merger by absorption of Tienda Los Gallegos S.A. (“Tienda los Gallegos”) and Los Gallegos Martínez Navarro y CÍA. S.A. (“Los Gallegos”) with IRSA Inversiones y Representaciones Sociedad Anónima, and approval of the separate and consolidated merger statements of financial position prepared for such purpose. Consideration of the prior merger agreement for the merger by absorption. Authorizations and delegations and appointment of a representative to execute the final agreement and complete the other required filings and procedures.

Related Party Transaction - IRSA

On September 22, 2026, IRSA announced that its Board of Directors had approved an investment of up to USD 4 million, in cash or in kind, in Golden Juniors Segregated Portfolio, an investment fund composed of different segregated portfolios, whose investment manager is a company directly controlled by Mr. Eduardo Sergio Elsztain, Chairman of the Company. As of the date of these Consolidated Financial Statements, neither the IRSA nor its subsidiaries have made any additional contributions to the fund, whether in cash or in kind.

Repurchase of Series XXV Notes - IRSA

On October 15, 2026, IRSA repurchased its Series XXV Notes, issued on June 8, 2026, for an aggregate principal amount of USD 9 million. The repurchased Series XXV Notes represent 18.0% of the total outstanding principal amount of such series. The repurchase was made at a price equivalent to 100.68% of the principal amount.